Stockholders’ Equity (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 13, 2022	Jan. 05, 2022	Dec. 20, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 10, 2021	Apr. 30, 2021	Dec. 31, 2016
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized				200,000,000	200,000,000		200,000,000	20,000,000
Preferred stock, shares authorized				10,000,000	10,000,000		10,000,000	0
Preferred stock, par value				$ 0.0001	$ 0.001		$ 0.0001	$ 0.0001
Gross proceeds from issuance of shares					$ 2,913,750		$ 18,648,934
Net proceeds from issuance of shares				$ 18,648,934
Common Stock, Par or Stated Value Per Share				$ 0.0001			$ 0.0001	$ 0.0001
Options granted to purchase common stock					11,250		1,029,000
Options exercise price	$ 5.83				$ 5.83		$ 1.60
Stock options weighted average remaining contractual term	10 years	5 years					10 years
Share based payment award, vesting, description	vest in equal monthly installments over 48 months						The options vest in equal monthly installments beginning on the grant date ranging from 24 to 48 months
Expected and contractual life					10 years		10 years
Voltalit rate, minimum					118.25%		117.00%
Voltality rate, maximum							128.00%
Dividend rate					0.00%		0.00%
Risk free interest rate, minimum							1.37%
Risk free interest rate, maximum							1.74%
Share price				$ 0.83			$ 0.83
Share based compensation					$ 65,074	$ 4,247	$ 159,983
Intrinsic value option vested				$ 1,079,254	600,344		1,079,254
Intrinsic value outstanding				$ 2,671,341	$ 1,152,209		$ 2,671,341
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		31,500								156,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 6.25		$ 3.93	$ 4.11		$ 3.93			$ 0.80
Proceeds from Issuance of Common Stock					$ 2,913,750		$ 18,648,934
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		6 months
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Options exercise price							$ 0.80
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Options exercise price							$ 1.86
Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Options granted to purchase common stock							736,500
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Options granted to purchase common stock							292,500
Advisors [Member]
Subsidiary, Sale of Stock [Line Items]
Options granted to purchase common stock	11,250
2016 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for grant				1,761,120			1,761,120				417,120
2021 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for grant									900,000
2016 Plan and 2021 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for grant					1,328,886				1,340,136
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues					630,000		4,200,000
Gross proceeds from issuance of shares					$ 63		$ 420
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures			20,000
Common Stock, Par or Stated Value Per Share			$ 5.00
Stock Issued During Period, Value, Issued for Services			$ 59,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Intrinsic value option vested				$ 430,560	251,160		430,560
Intrinsic value outstanding				$ 430,560	$ 251,160		430,560
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues			4,200,000
Shares offered at a price			$ 5.00
Gross proceeds from issuance of shares			$ 21,000,000
Payment for debt issuance cost			$ 2,351,066
Net proceeds from issuance of shares							$ 18,648,934
Debt conversion, shares issued			5,633,689
Share price		$ 5.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				210,000			210,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 6.25			$ 6.25
Sale of Stock, Number of Shares Issued in Transaction		630,000
Sale of Stock, Consideration Received on Transaction		$ 3,150,000
Proceeds from Issuance of Common Stock		24,150,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction		2,913,750
Proceeds from Issuance of Common Stock		21,562,684
Payments of Stock Issuance Costs		$ 243,275